		LDR REAL ESTATE VALUE-OPPORTUNITY FUND
		SCHEDULE OF INVESTMENTS
		September 30, 2022 (unaudited)

		Shares	Fair Value
69.45%	COMMON STOCKS
15.35%	DIVERSIFIED/OTHER
	Alexander & Baldwin, Inc.	69,636	$1,154,565
	The Howard Hughes Corp.*	17,019	942,682
	iStar, Inc.	36,696	339,805
	Kennedy-Wilson Holdings, Inc.	76,095	1,176,429
	Phillips Edison & Co., Inc.	30,080	843,744
			4,457,225
7.47%	HEALTHCARE
	Healthcare Realty Trust Inc.	55,577	1,158,780
	Healthpeak Properties, Inc.	44,122	1,011,276
			2,170,056
8.40%	HOTEL
	Hersha Hospitality Trust - Class A	114,699	915,298
	Pebblebrook Hotel Trust	41,481	601,889
	Ryman Hospitality Properties, Inc.	12,542	922,966
			2,440,153
6.85%	OFFICE/INDUSTRIAL
	Brandywine Realty Trust	136,800	923,400
	STAG Industrial, Inc.	37,441	1,064,448
			1,987,848
7.21%	REAL ESTATE
	Highwoods Properties, Inc.	26,180	705,813
	Kite Realty Group Trust	47,109	811,217
	Piedmont Office Realty Trust, Inc.	54,511	575,636
			2,092,666
17.04%	RESIDENTIAL
	Apartment Income REIT Corp.	29,500	1,139,290
	Century Communities, Inc.	13,777	589,380
	Forestar Group, Inc.*	13,550	151,624
	Independence Realty Trust, Inc.	47,718	798,322
	UMH Properties, Inc.	68,052	1,099,040
	Veris Residential, Inc.*	102,768	1,168,472
			4,946,128
7.14%	RETAIL
	Brixmor Property Group, Inc.	52,758	974,440
	Urban Edge Properties	82,040	1,094,414
			2,068,854
69.45%	TOTAL COMMON STOCKS		20,162,930
10.36%	PREFERRED STOCKS
2.06%	CONVERTIBLE
	RPT Realty, Series D, 7.250%	13,638	597,664
3.02%	DIVERSIFIED/OTHER
	DigitalBridge Group, Inc., Series H, 7.500%	18,449	413,811
	iStar Financial, Inc., Series I, 7.500%	18,995	463,098
			876,909
0.56%	FINANCIAL
	RITHM Capital Corp.	8,383	161,624
1.47%	HEALTHCARE
	Healthcare Trust Inc., Series B, 7.125%	18,900	426,384
2.06%	HOTEL
	Hersha Hospitality Trust, Series C, 6.875%	9,188	184,679
	Hersha Hospitality Trust, Series D, 6.500%	22,100	413,491
			598,170
1.20%	REAL ESTATE
	City Office Reit, Series A, 6.625%	17,416	347,972
10.36%	TOTAL PREFERRED STOCKS		3,008,723
79.81%	TOTAL LONG POSITIONS		23,171,653
5.03%	EXCHANGE TRADED FUNDS
	Real Estate Select Sector SPDR ETF Fund	40,577	1,461,178
13.78%	MONEY MARKET FUNDS
	Money Market Fiduciary 0.0685%**	3,999,693	3,999,693
98.62%	NET INVESTMENTS IN SECURITIES		$28,632,524
1.38%	Other assets, net of liablities		401,179
100.00%	NET ASSETS		$29,033,703

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

*Non-income producing

**Effective 7 day yield as of September 30, 2022

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022:

	Level 1	Level 2	Level 3
		Other Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$ 20,162,930	$-	$-	$20,162,930
Preferred Stocks	3,008,723	-	-	3,008,723
Exchange Traded Funds	1,461,178
Money Market Funds	3,999,693	-	-	3,999,693
Net Investments in Securities	$ 28,632,524	$-	$-	$28,632,524

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2022.

At September 30, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $30,341,838 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,248,695
Gross unrealized depreciation	(3,958,009)
Net unrealized appreciation	$(1,709,314)